Consolidated Balance Sheets (Parenthetical) - USD ($) $ / shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Allowance for doubtful accounts receivable	$ 12,617	$ 9,995
Deferred debt issuance costs, accumulated amortization	$ 3,754	$ 2,362
Trust shares, par value (in dollars per share)
Trust shares, authorized (in shares)	500,000,000	500,000,000
Trust shares, issued (in shares)	59,900,000	59,900,000
Trust shares, outstanding (in shares)	59,900,000	59,900,000
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Issued	4,000,000	4,000,000
Preferred Stock, Shares Outstanding	4,000,000	4,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Issued	4,000,000	0
Preferred Stock, Shares Outstanding	4,000,000	0